Capital Management - Additional Information (Detail) € / shares in Units, € in Billions, $ in Billions					12 Months Ended
	Jan. 01, 2022	Jan. 01, 2019	Jan. 01, 2018	Aug. 31, 2017 € / shares	Dec. 31, 2017 EUR (€) € / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016
Disclosure of Capital Management [Line Items]
Confidence level percentage to calculate stress test					90.00%	90.00%
Transitional (phased-in) common equity Tier 1 required					9.02%	9.02%
Common equity Tier 1 ratio and a fully- loaded common equity Tier 1 ratio					14.70%	14.70%
Fully loaded in Tier 1 ratios (including grandfathered securities)					14.70%	14.70%	14.70%
Phased-in Tier 1 ratio (including grandfathered securities)					14.60%	14.60%	14.40%
Fully loaded total capital ratio (including grandfathered securities)					18.30%	18.30%	17.80%
Phased in total capital ratio (including grandfathered securities)					18.20%	18.20%	17.40%
Proposed cash dividend					€ 2.6
Proposed cash dividend, per ordinary share | € / shares					€ 0.67
Interim dividend paid | € / shares				€ 0.24
Final dividend payable, per ordinary share | € / shares				€ 0.43
Final dividend payable					€ 1.7
Common equity Tier 1 minimum requirements, excluding buffers					4.50%	4.50%
Tier 1 minimum requirements					6.00%	6.00%
Minimum capital ratio required					8.00%	8.00%
Minimum capital required					80.00%	80.00%
Risk weighted assets required					8.00%	8.00%
Maximum [member]
Disclosure of Capital Management [Line Items]
Decrease in Transitional (phased-in) common equity Tier 1 capital					16.30%	16.30%
Decrease in Fully- loaded common equity Tier 1 ratio					16.60%	16.60%
Minimum [member]
Disclosure of Capital Management [Line Items]
Decrease in Transitional (phased-in) common equity Tier 1 capital					16.20%	16.20%
Decrease in Fully- loaded common equity Tier 1 ratio					16.40%	16.40%
Grandfathered tier 1 bonds [member]
Disclosure of Capital Management [Line Items]
Redemption of bonds | $						$ 2.1
Tier 2 bonds [member]
Disclosure of Capital Management [Line Items]
Issue of bonds					€ 1.8
Tier 1 bonds [member]
Disclosure of Capital Management [Line Items]
Issue of bonds					0.0
Tier 2 private placement bonds [member]
Disclosure of Capital Management [Line Items]
Issue of bonds					0.4
Senior HoldCo[member]
Disclosure of Capital Management [Line Items]
Issue of bonds					€ 5.6
Pillar 2 requirement [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required					1.75%	1.75%
Maximum Distributable Amount trigger level percentage					9.00%	9.00%
Maximum Distributable Amount trigger level, 2018					10.43%	10.43%
Maximum Distributable Amount trigger level, 2019					11.81%	11.81%
Capital Conservation Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required					1.25%	1.25%
Countercyclical Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required					0.02%	0.02%
Systemic Risk Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required					1.50%	1.50%
Events After Reporting Period [Member]
Disclosure of Capital Management [Line Items]
SREP required percentage			10.43%
TLAC risk-weighted assets mimimum percentage required	23.50%	21.50%
TLAC leverage ratio mimimum percentage required	6.75%	6.00%
Events After Reporting Period [Member] | Pillar 1 requirement [member]
Disclosure of Capital Management [Line Items]
SREP required percentage			4.50%
Events After Reporting Period [Member] | Pillar 2 requirement [member]
Disclosure of Capital Management [Line Items]
SREP required percentage			1.75%
Events After Reporting Period [Member] | Capital Conservation Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required		2.50%
SREP required percentage			1.875%
Events After Reporting Period [Member] | Countercyclical Buffer [member]
Disclosure of Capital Management [Line Items]
SREP required percentage			0.06%
Events After Reporting Period [Member] | Systemic Risk Buffer [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required		3.00%
SREP required percentage			2.25%
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Common equity Tier 1 ratio and a fully- loaded common equity Tier 1 ratio					13.10%	13.10%
Fully- loaded common equity Tier 1 ratio					11.81%	11.81%
Cash dividend paid					€ 3.2
ING Bank N.V. [member] | Maximum [member]
Disclosure of Capital Management [Line Items]
Decrease in Transitional (phased-in) common equity Tier 1 capital					19.30%	19.30%
Decrease in Fully- loaded common equity Tier 1 ratio					19.70%	19.70%
ING Bank N.V. [member] | Minimum [member]
Disclosure of Capital Management [Line Items]
Decrease in Transitional (phased-in) common equity Tier 1 capital					18.50%	18.50%
Decrease in Fully- loaded common equity Tier 1 ratio					19.10%	19.10%
ING Bank N.V. [member] | Tier 2 bonds [member]
Disclosure of Capital Management [Line Items]
Exchange of bonds					€ 1.0
ING Bank N.V. [member] | Pillar 1 requirement [member]
Disclosure of Capital Management [Line Items]
Transitional (phased-in) common equity Tier 1 required					4.50%	4.50%